EMPLOYEE-RELATED BENEFITS - Significant Assumptions (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 25, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Benefits
Pension and other post-retirement costs, net
Discount rate (1)	3.03%	4.09%	4.09%	2.77%	3.49%
Expected return on plan assets			6.75%	6.75%	6.75%
Other Benefits
Pension and other post-retirement costs, net
Discount rate (1)			3.03%	2.70%	3.49%